AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                    ("AVLIC")
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")

                                 Supplement to:
                      OVERTURE BRAVO! and OVERTURE MEDLEY!
                         Prospectuses Dated May 1, 2006

                        Supplement Dated January 8, 2006

The following revisions are made:

1. OVERTURE BRAVO! PORTFOLIO COMPANY OPERATING EXPENSES footnotes (8) and (9) (page 7) are corrected to read as stated below:

(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total operating expenses would have been:
                  VIP Asset Manager - Service Class              0.73%
                  VIP Asset Manager: Growth - Service Class      0.82%
                  VIP Contrafund - Service Class                 0.74%
                  VIP Growth - Service Class                     0.73%
                  VIP Overseas - Service Class                   0.92%
(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.65%. These offsets may be discontinued at any time.

2. OVERTURE MEDLEY! Each Portfolio's Operating Expenses footnotes (8) and (9) (page 8) are corrected to read as stated below:

(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total operating expenses would have been:
                  VIP Asset Manager - Service Class 2            0.89%
                  VIP Asset Manager: Growth - Service Class 2    1.02%
                  VIP Contrafund - Service Class 2               0.89%
                  VIP Growth - Service Class 2                   0.88%
                  VIP Overseas - Service Class 2                 1.07%
(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.80%. These offsets may be discontinued at any time.

All other provisions of your Policy remain as stated in your Policy and prospectus, as previously amended.

                 Please retain this Supplement with the current
                   prospectus for your variable Policy issued
                  by Ameritas Variable Life Insurance Company.
          If you do not have a current prospectus, please contact AVLIC at 1-800-745-1112.